Trade and other payables (Tables)	6 Months Ended
Jun. 30, 2025
Trade and other payables
Schedule of trade and other payables

	June 30,	December 31,
	2025	2024*
	$'m	$'m

Non‑current
Deferred revenue	94.3	45.4
Other payables	16.4	5.2
	110.7	50.6
Current
Trade payables	201.9	232.9
Deferred revenue	32.2	19.5
Withholding tax payable	12.0	2.2
Payroll and other related statutory liabilities	26.6	42.8
VAT payables	30.3	30.0
Other payables	46.0	49.7
	349.0	377.1